Commitments and Contingencies (Details) - Schedule of future minimum lease payments	Jun. 30, 2021 USD ($)
Schedule of future minimum lease payments [Abstract]
2021 (4th quarter of 2021)	$ 35,885
2022	143,541
2023	143,541
2024	143,541
2025	143,541
2026	143,541
2027	107,656
Total lease payments	$ 861,246